Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and our other NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the company’s pay-for-performance
philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis.
Pay versus Performance Table

	Summary Compensation Table Total for CEO (McAnnally)				Average Summary Compensation Table Total for Other NEOs		Value of Initial Fixed $100 Investment Based On:
Year (1)		Compensation Actually Paid to CEO (McAnnally) (2)	Summary Compensation Table Total for CEO (Norton)	Compensation Actually Paid to CEO (Norton) (2)		Average Compensation Actually Paid to Other NEOs (2)	ONE Gas Cumulative TSR	Benchmarking Peer Group Cumulative TSR (3)	Net Income ($Mn)	Company Selected Performance Measure: EPS (4)

2025	$5,575,027	$6,381,771	N/A	N/A	$1,611,740	$1,438,584	$119.72	$158.65	$264.22	4.37

2024	$5,191,056	$4,996,766	N/A	N/A	$1,493,048	$1,425,371	$87.22	$115.59	$222.85	3.91

2023	$4,504,545	$1,915,243	N/A	N/A	$1,699,861	$852,932	$77.14	$99.79	$231.23	4.14

2022	$3,474,198	$2,938,903	N/A	N/A	$1,323,263	$1,269,028	$88.46	$103.89	$221.74	4.08

2021	$2,584,173	$2,286,142	$4,331,191	$(1,331,503)	$1,422,177	$1,081,408	$87.94	$98.68	$206.43	3.85

(1)	The CEO and other NEOs for the indicated years were as follows:

•	For 2025, our CEO was Robert S. McAnnally and our other NEOs were Christopher P. Sighinolfi, Curtis L. Dinan, Joseph L. McCormick, Mark A. Bender, and W. Kent Shortridge.

•	For 2024, our CEO was Robert S. McAnnally and our other NEOs were Christopher P. Sighinolfi, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2023, our CEO was Robert S. McAnnally and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2022, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2021, our CEO was Robert S. McAnnally, our former CEO was Pierce H. Norton II, and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

(2)
Amounts reported in this column are based on total compensation reported for our CEO and the average of the total compensation reported
for our other NEOs in the Summary Compensation Table for the 2025 fiscal year and adjusted as shown in the table below.

2025

	CEO	Other NEOs

Total Compensation for CEO and average of total compensation for the other NEOs as reported SCT for the covered year	$ 5,575,027	$ 1,611,740

Deduct pension values reported in SCT for the covered year	$ 0	($ 197,162)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($ 3,154,361)	($ 548,783)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$ 0	$ 35,262

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,275,687	$ 482,428

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$ 0	$ 0

Add dividends paid on unvested shares/share units and stock options	$ 0	$ 0

Add
the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year
	($ 649,839)	($ 114,502)

Add
the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year
	$ 35,578	$ 6,822

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$ 0	$ 66,225

Compensation Actually Paid to CEO and average of Compensation Actually Paid to other NEOs	$6,381,771	$1,438,584

The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

(3)
The companies that composed the benchmarking peer group for 2024 and 2025 are as follows: Alliant Energy Corporation (LNT); Atmos Energy Corporation (ATO); Avista Corporation (AVA); Black Hills Corporation (BKH); IDACORP Inc. (IDA); New Jersey Resources Corporation (NJR); Northwest Natural Holding Company (NWN); NorthWestern Energy Group, Inc. (NWE); Pinnacle West Capital Corporation (PNW); Portland General Electric Company (POR); Southwest Gas Holdings, Inc. (SWX); Spire Inc. (SR); and TXNM Energy, Inc. (TXNM). The companies that composed the benchmarking peer group for 2021, 2022 and 2023 were the same except that in 2024 Black Hills Corporation replaced South Jersey Industries, Inc. due to South Jersey Industries’ acquisition by the Infrastructure Investments Fund in February 2023, and PNM Resources, Inc. changed its name to TXNM Energy, Inc.

(4)
In accordance with SEC rules, the company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officer to company performance for the most recently completed fiscal year. The company determined EPS, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)	The CEO and other NEOs for the indicated years were as follows:

•	For 2025, our CEO was Robert S. McAnnally and our other NEOs were Christopher P. Sighinolfi, Curtis L. Dinan, Joseph L. McCormick, Mark A. Bender, and W. Kent Shortridge.

•	For 2024, our CEO was Robert S. McAnnally and our other NEOs were Christopher P. Sighinolfi, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2023, our CEO was Robert S. McAnnally and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2022, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2021, our CEO was Robert S. McAnnally, our former CEO was Pierce H. Norton II, and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

Peer Group Issuers, Footnote
(3)
The companies that composed the benchmarking peer group for 2024 and 2025 are as follows: Alliant Energy Corporation (LNT); Atmos Energy Corporation (ATO); Avista Corporation (AVA); Black Hills Corporation (BKH); IDACORP Inc. (IDA); New Jersey Resources Corporation (NJR); Northwest Natural Holding Company (NWN); NorthWestern Energy Group, Inc. (NWE); Pinnacle West Capital Corporation (PNW); Portland General Electric Company (POR); Southwest Gas Holdings, Inc. (SWX); Spire Inc. (SR); and TXNM Energy, Inc. (TXNM). The companies that composed the benchmarking peer group for 2021, 2022 and 2023 were the same except that in 2024 Black Hills Corporation replaced South Jersey Industries, Inc. due to South Jersey Industries’ acquisition by the Infrastructure Investments Fund in February 2023, and PNM Resources, Inc. changed its name to TXNM Energy, Inc.

PEO Total Compensation Amount	$ 5,575,027
PEO Actually Paid Compensation Amount	$ 6,381,771
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO and the average of the total compensation reported
for our other NEOs in the Summary Compensation Table for the 2025 fiscal year and adjusted as shown in the table below.

2025

	CEO	Other NEOs

Total Compensation for CEO and average of total compensation for the other NEOs as reported SCT for the covered year	$ 5,575,027	$ 1,611,740

Deduct pension values reported in SCT for the covered year	$ 0	($ 197,162)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($ 3,154,361)	($ 548,783)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$ 0	$ 35,262

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,275,687	$ 482,428

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$ 0	$ 0

Add dividends paid on unvested shares/share units and stock options	$ 0	$ 0

Add
the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year
	($ 649,839)	($ 114,502)

Add
the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year
	$ 35,578	$ 6,822

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$ 0	$ 66,225

Compensation Actually Paid to CEO and average of Compensation Actually Paid to other NEOs	$6,381,771	$1,438,584

Non-PEO NEO Average Total Compensation Amount	$ 1,611,740	$ 1,493,048	$ 1,699,861	$ 1,323,263	$ 1,422,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,438,584	1,425,371	852,932	1,269,028	1,081,408
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO and the average of the total compensation reported
for our other NEOs in the Summary Compensation Table for the 2025 fiscal year and adjusted as shown in the table below.

2025

	CEO	Other NEOs

Total Compensation for CEO and average of total compensation for the other NEOs as reported SCT for the covered year	$ 5,575,027	$ 1,611,740

Deduct pension values reported in SCT for the covered year	$ 0	($ 197,162)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($ 3,154,361)	($ 548,783)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$ 0	$ 35,262

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,275,687	$ 482,428

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$ 0	$ 0

Add dividends paid on unvested shares/share units and stock options	$ 0	$ 0

Add
the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year
	($ 649,839)	($ 114,502)

Add
the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year
	$ 35,578	$ 6,822

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$ 0	$ 66,225

Compensation Actually Paid to CEO and average of Compensation Actually Paid to other NEOs	$6,381,771	$1,438,584

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our CEO(s), the average of the compensation actually paid to our other NEOs and the company’s TSR performance. The graph also compares the company’s TSR performance with the benchmarking peer group’s TSR performance. The company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on December 31, 2020, and assumes reinvestment of all dividends.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our CEO(s) and the average of the compensation actually paid to our other NEOs with our net income.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our CEO(s) and the average of the compensation actually paid to our other NEOs with our EPS.
Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our CEO(s), the average of the compensation actually paid to our other NEOs and the company’s TSR performance. The graph also compares the company’s TSR performance with the benchmarking peer group’s TSR performance. The company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on December 31, 2020, and assumes reinvestment of all dividends.

Tabular List, Table
Company’s Most Important Financial Performance Measures
The following are the most important financial performance measures (and non-financial
performance measures), as determined by the company, that link compensation actually paid to our CEO and other NEOs to the company’s performance for the most recently completed fiscal year.

•	Diluted Earnings Per Share

•	Relative Total Shareholder Return

•	Emissions Reduction

•	Days Away, Restricted or Transferred Incident Rate

•	Preventable Vehicle Incident Rate

•	Emergency Response Time

Total Shareholder Return Amount	$ 119.72	87.22	77.14	88.46	87.94
Peer Group Total Shareholder Return Amount	158.65	115.59	99.79	103.89	98.68
Net Income (Loss)	$ 264,220,000	$ 222,850,000	$ 231,230,000	$ 221,740,000	$ 206,430,000
Company Selected Measure Amount	4.37	3.91	4.14	4.08	3.85
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Emissions Reduction
Measure:: 4
Pay vs Performance Disclosure
Name	Days Away, Restricted or Transferred Incident Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Preventable Vehicle Incident Rate
Measure:: 6
Pay vs Performance Disclosure
Name	Emergency Response Time
Robert S. McAnnally [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,575,027	$ 5,191,056	$ 4,504,545	$ 3,474,198	$ 2,584,173
PEO Actually Paid Compensation Amount	$ 6,381,771	$ 4,996,766	$ 1,915,243	$ 2,938,903	$ 2,286,142
PEO Name	Robert S. McAnnally	Robert S. McAnnally	Robert S. McAnnally	Robert S. McAnnally	Robert S. McAnnally
Pierce H. Norton II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,331,191
PEO Actually Paid Compensation Amount					$ (1,331,503)
PEO Name					Pierce H. Norton II
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,154,361)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,275,687
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,839)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,578
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add pension value attributable to current years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,162
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(548,783)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,428
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,502)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,822
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Add pension value attributable to current years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,262
Non-PEO NEO | Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 66,225